BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Investment	Dec. 31, 2011
Variable Interest Entity [Line Items]
Negative fund performance that would cause reversal of performance fees	$ 12.8
Accrued performance fees	8.6	4.2
Number of investments in joint ventures classified as investment companies	3
Fair value option, number of investments	2
Guarantees, maximum exposure	$ 55.5	$ 26.7
Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Variable interest entity, number of investments	5